Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Firecrest (Detail) (Firecrest Clinical Limited, USD $) In Thousands, unless otherwise specified	Jul. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,607	[1]
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	69,025
Technology Assets
Business Acquisition [Line Items]
Intangible asset	11,169
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	5,243
Order Backlog
Business Acquisition [Line Items]
Intangible asset	1,172
Trade Names
Business Acquisition [Line Items]
Intangible asset	$ 1,357

[1]	Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.